ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP
27777 Franklin Road
Suite 800
Southfield, MI 48034-2366

D    +1 248 262 1950
F    +1 248 350 3581
Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2020-1. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided an electronic file (the “Data File”) with information for certain vehicle loans which the Company represented was as of the close of business of December 31, 2019.

2.
Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans are listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the consumer to other Company records.

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application or VINtek, as applicable)

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2020-1. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
January 31, 2020

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX3744	36	XXXX5473	71	XXXX3298
2	XXXX9793	37	XXXX6791	72	XXXX4182
3	XXXX9985	38	XXXX6068	73	XXXX5358
4	XXXX0978	39	XXXX9137	74	XXXX7239
5	XXXX4753	40	XXXX0423	75	XXXX8732
6	XXXX1223	41	XXXX9576	76	XXXX3391
7	XXXX2118	42	XXXX3783	77	XXXX6739
8	XXXX0056	43	XXXX6241	78	XXXX6660
9	XXXX9824	44	XXXX1549	79	XXXX5704
10	XXXX4069	45	XXXX6318	80	XXXX4962
11	XXXX4828	46	XXXX5153	81	XXXX3006
12	XXXX8967	47	XXXX2733	82	XXXX5156
13	XXXX3148	48	XXXX1011	83	XXXX2511
14	XXXX2192	49	XXXX2396	84	XXXX7305
15	XXXX9789	50	XXXX6632	85	XXXX2931
16	XXXX4994	51	XXXX1953	86	XXXX4579
17	XXXX1517	52	XXXX3714	87	XXXX5734
18	XXXX4584	53	XXXX3864	88	XXXX4099
19	XXXX4775	54	XXXX6451	89	XXXX4083
20	XXXX3913	55	XXXX5814	90	XXXX4256
21	XXXX9522	56	XXXX4269	91	XXXX9374
22	XXXX8832	57	XXXX3051	92	XXXX9428
23	XXXX5650	58	XXXX6730	93	XXXX5143
24	XXXX9084	59	XXXX9780	94	XXXX0769
25	XXXX6665	60	XXXX1182	95	XXXX1443
26	XXXX6572	61	XXXX5621	96	XXXX1665
27	XXXX2394	62	XXXX6861	97	XXXX0432
28	XXXX2820	63	XXXX6401	98	XXXX1323
29	XXXX8730	64	XXXX7281	99	XXXX4519
30	XXXX4998	65	XXXX3232	100	XXXX9377
31	XXXX3720	66	XXXX3846
32	XXXX2207	67	XXXX9426
33	XXXX9984	68	XXXX0893
34	XXXX5766	69	XXXX8762
35	XXXX0080	70	XXXX5197